Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of classes of share capital [line items]
Book value of shares purchased for cancellation	$ 11	$ 224	$ 359	$ 1,147
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value of shares purchased for cancellation	$ 11	$ 224	$ 359	$ 1,147
Average cost of shares purchased for cancellation	$ 101.41	$ 99.30	$ 94.60	$ 99.29
Book value of shares purchased for cancellation	$ 1	$ 28	$ 46	$ 141
Average book value of shares purchased for cancellation	$ 12.27	$ 12.22	$ 12.26	$ 12.22